Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loans and Allowance for Loan Losses

(2)	Loans and Allowance for Loan Losses

The classification of loans at December 31, 2014 and 2013 is as follows:

	In Thousands
	2014	2013
Mortgage loans on real estate:
Residential 1-4 family	$350,758	332,432
Multifamily	31,242	13,920
Commercial	564,965	526,258
Construction	245,830	194,426
Farmland	30,236	22,771
Second mortgages	9,026	10,511
Equity lines of credit	41,496	34,185

Total mortgage loans on real estate	1,273,553	1,134,503

Commercial loans	30,000	29,444

Agriculture loans	1,670	2,099

Consumer installment loans:
Personal	37,745	37,789
Credit cards	3,280	3,329

Total consumer installment loans	41,025	41,118

Other loans	10,530	3,291

	1,356,778	1,210,455
Net deferred loan fees	(4,341)	(3,253)

Total loans	1,352,437	1,207,202
Less: Allowance for loan losses	(22,572)	(22,935)

Loans, net	$1,329,865	1,184,267

At December 31, 2014, variable rate and fixed rate loans totaled $863,474,000 and $488,963,000, respectively. At December 31, 2013, variable rate loans were $771,739,000 and fixed rate loans totaled $435,463,000.

In the normal course of business, Wilson Bank has made loans at prevailing interest rates and terms to directors and executive officers of the Company and to their affiliates. The aggregate amount of these loans was $11,744,000 and $10,821,000 at December 31, 2014 and 2013, respectively. None of these loans were restructured, charged-off or involved more than the normal risk of collectibility or presented other unfavorable features during the three years ended December 31, 2014.

An analysis of the activity with respect to such loans to related parties is as follows:

	In Thousands
	December 31,
	2014	2013
Balance, January 1	$10,821	9,309
New loans and renewals during the year	9,406	9,984
Repayments (including loans paid by renewal) during the year	(8,483)	(8,472)

Balance, December 31	$11,744	10,821

During 2013 and 2012 a director of the Company performed appraisals related to certain loan customers. Fees paid to the director for these services were $237,000 and $364,000 in 2013 and 2012, respectively.

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC 310), when based on current information and events, it is probable that the Company will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include nonperforming commercial and real estate loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection. Substantially all of the Company’s impaired loans are collateral dependent.

The following tables, present the Company’s impaired loans at December 31, 2014 and 2013:

	In Thousands
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
December 31, 2014
With no related allowance recorded:
Residential 1-4 family	$1,891	1,854	—	1,081	114
Multifamily	—	—	—	—	—
Commercial real estate	1,352	2,188	—	5,984	95
Construction	—	—	—	673	—
Farmland	—	—	—	—	—
Second mortgages	281	280	—	222	3
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—

	$3,524	4,322	—	7,960	212

	In Thousands
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
December 31, 2014
With allowance recorded:
Residential 1-4 family	$1,219	1,207	376	1,363	61
Multifamily	—	—	—	—	—
Commercial real estate	5,131	6,811	1,135	5,755	202
Construction	—	—	—	1,815	—
Farmland	702	701	120	767	7
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—

	$7,052	8,719	1,631	9,700	270

	In Thousands
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
December 31, 2014
Total:
Residential 1-4 family	$3,110	3,061	376	2,444	175
Multifamily	—	—	—	—	—
Commercial real estate	6,483	8,999	1,135	11,739	297
Construction	—	—	—	2,488	—
Farmland	702	701	120	767	7
Second mortgages	281	280	—	222	3
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—

	$10,576	13,041	1,631	17,660	482

	In Thousands
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
December 31, 2013
With no related allowance recorded:
Residential 1-4 family	$357	404	—	2,947	16
Multifamily	—	—	—	—	—
Commercial real estate	7,234	7,199	—	3,750	260
Construction	1,393	1,393	—	2,265	11
Farmland	—	—	—	—	—
Second mortgages	606	606	—	665	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	52	—
Agricultural, installment and other	—	—	—	—	—

	$9,590	9,602	—	9,679	287

	In Thousands
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
December 31, 2013
With allowance recorded:
Residential 1-4 family	$3,972	4,186	1,150	5,107	187
Multifamily	—	—	—	—	—
Commercial real estate	10,589	12,226	2,300	11,834	264
Construction	2,413	2,413	950	5,859	—
Farmland	131	131	57	1,818	8
Second mortgages	156	155	49	157	—
Equity lines of credit	174	174	10	175	9
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—

	$17,435	19,285	4,516	24,950	468

Total:
Residential 1-4 family	$4,329	4,590	1,150	8,054	203
Multifamily	—	—	—	—	—
Commercial real estate	17,823	19,425	2,300	15,584	524
Construction	3,806	3,806	950	8,124	11
Farmland	131	131	57	1,818	8
Second mortgages	762	761	49	822	—
Equity lines of credit	174	174	10	175	9
Commercial	—	—	—	52	—
Agricultural, installment and other	—	—	—	—	—

	$27,025	28,887	4,516	34,629	755

The following tables present the Company’s nonaccrual loans, credit quality indicators and past due loans as of December 31, 2014 and 2013.

Loans on Nonaccrual Status

	In Thousands
	2014	2013
Residential 1-4 family	$42	726
Multifamily	—	—
Commercial real estate	—	21
Construction	—	3,524
Farmland	574	700
Second mortgages	—	606
Equity lines of credit	—	—
Commercial	—	—
Agricultural, installment and other	—	—

Total	$616	5,577

The amount of interest income that would have been recognized for the years ended December 31, 2014 and 2013 amounted to $39,000 and $296,000, respectively, if the above nonaccrual loans had been current.

Potential problem loans, which include nonperforming loans, amounted to approximately $35.8 million at December 31, 2014 compared to $38.0 million at December 31, 2013. Potential problem loans represent those loans with a well defined weakness and where information about possible credit problems of borrowers has caused management to have serious doubts about the borrower’s ability to comply with present repayment terms. This definition is believed to be substantially consistent with the standards established by the FDIC, the Company’s primary federal regulator, for loans classified as special mention, substandard, or doubtful, excluding the impact of nonperforming loans.

The following table presents our loan balances by primary loan classification and the amount classified within each risk rating category. Pass rated loans include all credits other than those included in special mention, substandard and doubtful which are defined as follows:

•	Special mention loans have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the Company’s credit position at some future date.

•	Substandard loans are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Assets so classified must have a well-defined weakness or weaknesses that jeopardize liquidation of the debt. Substandard loans are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

•	Doubtful loans have all the characteristics of substandard loans with the added characteristics that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. The Company considers all doubtful loans to be impaired and places the loans on nonaccrual status.

Credit Quality Indicators

	In Thousands
	Residential 1-4 Family	Multifamily	Commercial Real Estate	Construction	Farmland	Second Mortgages	Equity Lines of Credit	Commercial	Agricultural, Installment and Other	Total
Credit Risk Profile by Internally Assigned Grade
December 31, 2014
Pass	$339,529	31,242	545,301	243,416	29,260	8,007	41,274	29,893	53,048	1,320,970
Special mention	7,681	—	13,313	2,362	57	347	176	18	16	23,970
Substandard	3,548	—	6,351	52	919	672	46	89	161	11,838
Doubtful	—	—	—	—	—	—	—	—	—	—

Total	$350,758	31,242	564,965	245,830	30,236	9,026	41,496	30,000	53,225	1,356,778

December 31, 2013
Pass	$319,762	13,920	507,769	190,083	22,324	9,135	33,964	29,298	46,248	1,172,503
Special mention	9,460	—	5,308	367	64	665	174	26	46	16,110
Substandard	3,210	—	13,181	3,976	383	711	47	120	214	21,842
Doubtful	—	—	—	—	—	—	—	—	—	—

Total	$332,432	13,920	526,258	194,426	22,771	10,511	34,185	29,444	46,508	1,210,455

Age Analysis of Past Due Loans

	In Thousands
	30-59 Days Past Due	60-89 Days Past Due	Nonaccrual and Greater Than 90 Days	Total Nonaccrual and Past Due	Current	Total Loans	Recorded Investment Greater Than 90 Days and Accruing
December 31, 2014
Residential 1-4 family	$6,166	1,275	1,352	8,793	341,965	350,758	1,310
Multifamily	—	—	—	—	31,242	31,242	—
Commercial real estate	2,151	242	19	2,412	562,553	564,965	19
Construction	125	91	73	289	245,541	245,830	73
Farmland	88	—	594	682	29,554	30,236	20
Second mortgages	286	18	70	374	8,652	9,026	70
Equity lines of credit	346	—	5	351	41,145	41,496	5
Commercial	37	—	—	37	29,963	30,000	—
Agricultural, installment and other	301	126	44	471	52,754	53,225	44

Total	9,500	1,752	2,157	13,409	1,343,369	1,356,778	1,541

December 31, 2013
Residential 1-4 family	$5,034	221	1,582	6,837	325,595	332,432	856
Multifamily	—	—	—	—	13,920	13,920	—
Commercial real estate	287	19	710	1,016	525,242	526,258	689
Construction	948	20	3,795	4,763	189,663	194,426	271
Farmland	8	—	700	708	22,063	22,771	—
Second mortgages	78	—	611	689	9,822	10,511	5
Equity lines of credit	48	27	—	75	34,110	34,185	—
Commercial	122	—	285	407	29,037	29,444	285
Agricultural, installment and other	484	115	27	626	45,882	46,508	27

Total	$7,009	402	7,710	15,121	1,195,334	1,210,455	2,133

Transactions in the allowance for loan losses for the years ended December 31, 2014 and 2013 are summarized as follows:

	In Thousands
	Residential 1-4 Family	Multifamily	Commercial Real Estate	Construction	Farmland	Second Mortgages	Equity Lines of Credit	Commercial	Agricultural, Installment and Other	Total
December 31, 2014
Allowance for loan losses:
Beginning balance	$4,935	77	10,918	5,159	618	205	300	395	328	22,935
Provision	1,059	95	(378)	102	176	(164)	3	(641)	246	498
Charge-offs	(468)	—	(968)	(7)	—	—	—	(37)	(387)	(1,867)
Recoveries	56	—	6	324	1	20	1	459	139	1,006

Ending balance	$5,582	172	9,578	5,578	795	61	304	176	326	22,572

Ending balance individually evaluated for impairment	$376	—	1,135	—	120	—	—	—	—	1,631

Ending balance collectively evaluated for impairment	$5,206	172	8,443	5,578	675	61	304	176	326	20,941

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—

Loans:
Ending balance	$350,758	31,242	564,965	245,830	30,236	9,026	41,496	30,000	53,225	1,356,778

Ending balance individually evaluated for impairment	$3,061	—	6,455	—	701	280	—	—	—	10,497

Ending balance collectively evaluated for impairment	$347,697	31,242	558,510	245,830	29,535	8,746	41,496	30,000	53,225	1,346,281

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—

	In Thousands
	Residential 1-4 Family	Multifamily	Commercial Real Estate	Construction	Farmland	Second Mortgages	Equity Lines of Credit	Commercial	Agricultural, Installment and Other	Total
December 31, 2013
Allowance for loan losses:
Beginning balance	$5,699	89	9,305	7,191	1,658	272	492	382	409	25,497
Provision	36	(12)	3,063	(741)	(266)	(70)	(89)	131	125	2,177
Charge-offs	(877)	—	(1,478)	(1,470)	(781)	(7)	(104)	(149)	(381)	(5,247)
Recoveries	77	—	28	179	7	10	1	31	175	508

Ending balance	$4,935	77	10,918	5,159	618	205	300	395	328	22,935

Ending balance individually evaluated for impairment	$1,150	—	2,300	950	57	49	10	—	—	4,516

Ending balance collectively evaluated for impairment	$3,785	77	8,618	4,209	561	156	290	395	328	18,419

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—

Loans:
Ending balance	$332,432	13,920	526,258	194,426	22,771	10,511	34,185	29,444	46,508	1,210,455

Ending balance individually evaluated for impairment	$4,303	—	17,722	3,806	130	761	174	—	—	26,896

Ending balance collectively evaluated for impairment	$328,129	13,920	508,536	190,620	22,641	9,750	34,011	29,444	46,508	1,183,559

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—

The Company’s loan portfolio includes certain loans that have been modified in a troubled debt restructuring (TDR), where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. The concessions typically result from the Company’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. Certain TDR’s are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.

The following table summarizes the carrying balances of TDRs at December 31, 2014 and December 31, 2013 (dollars in thousands):

	2014	2013
Performing TDRs	$5,448	6,487
Nonperforming TDRs	2,592	758

Total TDRs	$8,040	7,245

The following table outlines the amount of each troubled debt restructuring categorized by loan classification for the years ended December 31, 2014 and 2013

(dollars in thousands):

	December 31, 2014			December 31, 2013
	Number of Contracts	Pre Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment, Net of Related Allowance	Number of Contracts	Pre Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment, Net of Related Allowance
Residential 1-4 family	6	$1,346	$1,218	6	$800	$800
Multifamily	—	—	—	—	—	—
Commercial real estate	2	1,020	1,020	2	5,522	3,291
Construction	—	—	—	1	282	282
Farmland	—	—	—	—	—	—
Second mortgages	—	—	—	1	24	24
Equity lines of credit	—	—	—	—	—	—
Commercial	1	3	3	—	—	—
Agricultural, installment and other	1	1	1	2	13	13

Total	10	$2,370	$2,242	12	$6,641	$4,410

As of December 31, 2014 the Company had two loans totaling $844,000 previously classified as troubled debt restructurings default within twelve months of the restructuring. As of December 31, 2013 the Company did not have any loans previously classified as troubled debt restructurings subsequently defult within twelve months of the restructuring. A default is defined as an occurrence which violates the terms of the receivable’s contract.

The Company’s principal customers are primarily in the Middle Tennessee area with a concentration in Wilson County, Tennessee. Credit is extended to businesses and individuals and is evidenced by promissory notes. The terms and conditions of the loans including collateral vary depending upon the purpose of the credit and the borrower’s financial condition.

In 2014, 2013 and 2012, the Company originated loans in the secondary market of $105,078,000, $109,131,000 and $135,107,000, respectively. The fees and gain on sale of these loans totaled $2,780,000 $3,298,000 and $3,602,000 in 2014, 2013 and 2012, respectively. The Company sells loans to third-party investors on a loan-by-loan basis and has not entered into any forward commitments with investors for future bulk sales. All of these loans sales transfer servicing rights to the buyer.

In some instances Wilson Bank sells loans that contain provisions which permit the borrower to seek recourse against Wilson Bank in certain circumstances. At December 31, 2014 and 2013, total loans sold with recourse in the secondary market aggregated $79,682,000 and $111,914,000, respectively. At December 31, 2014, Wilson Bank has not been required to repurchase a significant amount of the loans originated by Wilson Bank and sold in the secondary market. Management expects no material losses to result from these recourse provisions.